Offerings - Offering: 1	Nov. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.874% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2035
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,925
Offering Note
The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,750,000,000 aggregate principal amount
of 5.874% Fixed Rate/Floating Rate Subordinated Unsecured Notes due 2035.